DEBT - Convertible Bonds Narrative (Details)			1 Months Ended	12 Months Ended
	Feb. 17, 2017 USD ($) shares $ / shares	Feb. 13, 2017 $ / shares	Mar. 31, 2012 USD ($)	Dec. 31, 2017 USD ($) shares	Mar. 03, 2017 USD ($) shares	Dec. 31, 2016 shares
Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Coupon rate			3.75%
Proceeds from issuance of convertible bonds			$ 250,000,000
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Face amount	$ 402,500,000.0
Maturity period of debt	5 years
Coupon rate	2.75%
Debt instrument conversion ratio	0.0265308
Debt instrument conversion price (in dollars per share) | $ / shares	$ 37.69
Debt instrument threshold percentage of stock price trigger	35.00%
Share Price | $ / shares		$ 27.92
Proceeds from issuance of convertible bonds	$ 360,200,000
Convertible Debt	320,300,000
Convertible, carrying amount of equity component	39,900,000
Derivative, cost of hedge	$ 31,200,000
Number of shares issued if converted | shares	10,678,647
Debt instrument capped call strike price (in usd per share) | $ / shares	$ 37.69
Cap price premium | $ / shares	$ 48.86
Capped price threshold		75.00%
Debt instrument all-in cost percent	4.30%
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Maturity period of debt				3 years
Proceeds of new margin loan facility (up to)					$ 150,000,000
Common units, pledged as collateral | shares				20,852,291	20,852,291	20,852,291
Payments of dividends and interest				$ 30,900,000
LIBOR | Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate				3.95%